Finance income and expenses	12 Months Ended
Dec. 31, 2020
Finance income and expenses
Finance income and expenses

Note 15 – Finance income and expenses

Finance income and expenses for the periods ended December 31, 2020 and 2019 were as follows:

	2020	2019
Finance income
Interest	$3.7	$3.5
	$3.7	$3.5
Finance expenses
Standby charges	$2.1	$2.1
Amortization of debt issue costs	1.0	0.9
Interest	0.3	7.4
Accretion of lease liabilities	0.1	0.2
	$3.5	$10.6